Statements of Cash Flows - USD ($)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net Income (Loss)	$ (15,763,000)	$ (2,046,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Unrealized loss on warrants	13,938,000	0		$ (6,095,170)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	(1,870,000)	499,000
Net cash used in operating activities	(10,164,000)	(1,272,000)
Cash Flows from Investing Activities:
Net cash used in investing activities	(178,994,000)	(1,273,000)
Cash Flows from Financing Activities:
Proceeds from note payable to Sponsor	0	774,000
Offering costs	(8,822,000)	(251,000)
Net cash provided by financing activities	51,869,000	25,863,000
Net (decrease) increase in cash	(137,289,000)	23,318,000
Cash – beginning of the period	203,935,000	72,000		72,000
Cash – end of the period	66,646,000	23,390,000	$ 72,000	203,935,000
Interest Paid in Cash	2,063,000	259,000
Predecessor [Member]
Cash Flows from Operating Activities:
Net Income (Loss)			(3,024,804)	2,946,919
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Unrealized gain on marketable securities held in Trust			(2,081)	(1,619)
Gain on disposition of investments			(12,297)	0
Issuance costs related to warrant liability			509,899	0
Unrealized loss on warrants			2,070,328	(6,095,170)
Changes in operating assets and liabilities:
Prepaid expenses			(403,186)	163,526
Accounts payable and accrued expenses			153,928	1,021,052
Net cash used in operating activities			(708,213)	(1,965,292)
Cash Flows from Investing Activities:
Proceeds from sales of investments			266,000,000	1,179,227,029
Purchase of investments			(404,701,848)	(1,179,269,305)
Net cash used in investing activities			(138,701,848)	(42,276)
Cash Flows from Financing Activities:
Proceeds from issuance of Private Placement Warrants			7,719,779	0
Proceeds from note payable to Sponsor			0	1,000,000
Offering costs			(3,201,504)	0
Net cash provided by financing activities			140,532,255	1,000,000
Net (decrease) increase in cash			1,122,194	(1,007,568)
Cash – beginning of the period	$ 114,626	$ 1,122,194	0	1,122,194
Cash – end of the period			1,122,194	114,626
Interest Paid in Cash			0	0
Income Taxes Paid in Cash			0	0
Predecessor [Member] | Common Class A [Member]
Cash Flows from Financing Activities:
Proceeds from issuance of common stock			135,988,980	0
Predecessor [Member] | Common Class B [Member]
Cash Flows from Financing Activities:
Proceeds from issuance of common stock			$ 25,000	$ 0